Related Party Transactions, Related Party Loans (Details) - Learn CW Investment Corporation - USD ($)		6 Months Ended		12 Months Ended
	May 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2024	Mar. 19, 2024	Dec. 29, 2023	May 03, 2022
Related Party Loans [Abstract]
Proceeds from convertible promissory note – related party		$ 1,734,192	$ 0	$ 1,445,000	$ 1,050,000
Related party | Working Capital Loans [Member]
Related Party Loans [Abstract]
Line of credit capacity		$ 1,500,000
Unit price for notes converted (in usd per share)		$ 1.00		$ 1.00
Maximum amount of convertible loans				$ 1,500,000
Investor [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Line of credit capacity								$ 2,487,000	$ 1,050,000
Proceeds from convertible promissory note – related party	$ 1,050,000
Maximum amount of convertible loans						$ 3,800,000	$ 3,050,000	$ 2,487,000
Outstanding loan amount		$ 3,800,000		$ 2,439,000	$ 1,050,000